Note 6 - Indebtedness - Schedule of Debt (Details) - Term Debt [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Loan principal Amount	$ 97,000	$ 126,000
Deferred Financing Costs	51,000	51,000
Accumulated Amortization	(44,000)	(41,000)
Unamortized balance	7,000	10,000
Loan carrying amounts, net	$ 90,000	$ 116,000